Expense Example - FidelityAdvisorGlobalEquityIncomeFund-AMCIZPRO - FidelityAdvisorGlobalEquityIncomeFund-AMCIZPRO - Fidelity Advisor Global Equity Income Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Global Equity Income Fund - Class A
Expense Example:
1 year	$ 700
3 years	978
5 years	1,281
10 years	2,138
Fidelity Advisor Global Equity Income Fund - Class M
Expense Example:
1 year	502
3 years	833
5 years	1,188
10 years	2,188
Fidelity Advisor Global Equity Income Fund - Class C
Expense Example:
1 year	308
3 years	660
5 years	1,142
10 years	2,279
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example:
1 year	107
3 years	347
5 years	608
10 years	1,355
Fidelity Advisor Global Equity Income Fund - Class Z
Expense Example:
1 year	92
3 years	300
5 years	527
10 years	$ 1,181